Costs and expenses by nature (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Costs And Expenses By Nature
Expenses related to Brumadinho event	$ (94)	$ (69)	$ (200)	$ (171)
Reversal in provisions related to de-characterization of dam and asset decommissioning obligation, net	52	89	53	141
Provision for litigations	(34)	(54)	(91)	(104)
Profit sharing program	(23)	(40)	(63)	(125)
Expenses related with socio-environmental commitments	(34)	(34)	(48)	(46)
Others	(89)	(181)	(131)	(234)
Total	$ (222)	$ (289)	$ (480)	$ (539)